Annual Operating Expenses {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund AMCIZ PRO-15 - Fidelity Real Estate Income Fund	Sep. 29, 2022
Fidelity Advisor Real Estate Income Fund: Class A
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	0.98%
Fidelity Advisor Real Estate Income Fund: Class M
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.99%
Fidelity Advisor Real Estate Income Fund: Class C
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual operating expenses	1.72%
Fidelity Advisor Real Estate Income Fund: Class I
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.71%
Fidelity Advisor Real Estate Income Fund: Class Z
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.59%